Shares [Member] Expense Example - Shares [Member] - U.S. GOVERNMENT SELECT PORTFOLIO - SHARES	Nov. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	67
Expense Example, with Redemption, 5 Years	117
Expense Example, with Redemption, 10 Years	$ 267